Taxation - Reconciliation of Accounting and Taxable Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting and taxable income
Profit before income tax from continuing operations	€ 695,722	€ 712,752	€ 690,250
Tax at 25% (28% 2015)	173,931	178,188	193,270
Permanent differences	17,163	8,019	(2,709)
Effect of different tax rates	40,981	14,509	(24,524)
Tax credits (deductions)	(16,092)	(20,163)	(19,487)
Impact related to the US tax legislation modifications	(171,169)
Prior year income tax expense	(8,614)	928	2,723
Other income tax expenses/(income)	(1,792)	(13,272)	9,536
Total income tax expense	€ 34,408	€ 168,209	€ 158,809
United States
Taxation
Tax rate of the companies domiciled in the U.S.A (as a percent)	36.50%
Reconciliation of accounting and taxable income
Tax rate (as a percent)	35.00%
Impact related to the US tax legislation modifications	€ 171,000
Spain
Reconciliation of accounting and taxable income
Tax rate (as a percent)	25.00%		28.00%